Provisions for legal proceedings and contingent liabilities (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal Government Tax Lawsuits [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	1) Income taxes: Tax deficiency notices related to calendar years 2015, 2016, 2018 and 2019, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notification related to calendar years 2018 and 2019, received in 2023, also involved non-deductibility of interest expenses due to a different understanding regarding the sub-capitalization limit and its tax effects. The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax deficiency notice. Regarding the period not included in the tax-deficiency notice, in the fiscal year ended on December 31, 2024, the amount was deducted from the income tax calculated annually, which was duly paid by the Dutch entities, in accordance with the definitive proofs of payment issued by the Dutch tax authorities. The amount related to the calendar year 2017 was excluded from this lawsuit due to its time-barring. The total contingency amount includes the ex-officio fine for the period not considered in the tax-deficiency notice corresponding to R$ 2.4 billion (2023: R$ 4.2 billion).
Estimated breakdown of contingent liabilities	R$ 15,876	R$ 18,552
Federal Government Tax Lawsuits [Member] | Non Cumulative PIS And COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The Company pledged performance bonds and deposits at their full amount.
Estimated breakdown of contingent liabilities	R$ 1,618	1,507
Federal Government Tax Lawsuits [Member] | Pis Cofins [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	3) PIS/COFINS: In July 2024, the Company was questioned by the Federal Revenue Service about various federal taxes that were offset by non-cumulative PIS and COFINS credits, referring to the period from 2012 to 2018, which were generated by the exclusion of ICMS from the calculation basis of such contributions, as ensured by a final and unappealable court decision in July 2020.
Estimated breakdown of contingent liabilities	R$ 1,246
Federal Government Tax Lawsuits [Member] | Income Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	4) Income taxes: Tax deficiency notices related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad.
Estimated breakdown of contingent liabilities	R$ 1,079	1,000
Federal Government Tax Lawsuits [Member] | Income Taxes 2 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	5) Income taxes: Tax deficiency notices resulting from the deduction of amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired in 2002. The Company pledged performance bond at their full amount.
Estimated breakdown of contingent liabilities	R$ 1,070	1,027
Federal Government Tax Lawsuits [Member] | Income Taxes Rate [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	6) Income taxes rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The Company pledged performance bonds at their full amount. In the second quarter of 2024, three new tax deficiency notices were received in the amount of R$ 366.
Estimated breakdown of contingent liabilities	R$ 568	185
Federal Government Tax Lawsuits [Member] | Income Taxes 3 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	7) Income taxes: Tax deficiency notices related to the offsetting of tax losses and social contribution tax loss carryforwards against Income taxes liabilities, during merger events that took place in November 2007 and August 2013, without observing the 30% limit. The lawsuits are in under legal phase, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 324	346
Federal Government Tax Lawsuits [Member] | Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from November 2000 to January 2001, November 2001 to June 2002, January 2016 to July 2018, and January to December 2020. The Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 205	183
Federal Government Tax Lawsuits [Member] | PIS And COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are under legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 146	142
Federal Government Tax Lawsuits [Member] | Income Taxes Rate 2 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	10) Income taxes rate: Tax deficiency notice arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of IRRF tax on them.
Estimated breakdown of contingent liabilities	R$ 146	138
Federal Government Tax Lawsuits [Member] | P I S And C O F I N S Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 132	128
State Government Of Alagoas Tax Lawsuits [Member] | I C M S Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 746	698
Taxing Entity: State Government of Alagoas	12) ICMS tax: Tax deficiency notices related to calendar years 2015 to 2019, due to lack of ICMS reversal on output with tax deferral.
State Governments Of Sao Paulo Tax Lawsuits [Member] | ICMS Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 708	623
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment, goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. The Company pledged bank guarantees, performance bonds and judicial deposits at their full amount.
State Governments Of Sao Paulo Tax Lawsuits [Member] | ICMS Tax 2 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 1,005	125
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	14) ICMS: Charges due to (i) lack of reversal of credits on inputs used in the production of gasoline and LPG, taxed by the single-phase ICMS, and (ii) offsetting of the single-phase ICMS debts from the sale of these products with the ICMS credits accrued from other operations. The lawsuits are under discussion in the administrative phase. In December 2024, three new tax deficiency notices were received, making this contingency material for disclosure purposes.
State Governments Of Sao Paulo Tax Lawsuits [Member] | Sundry Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	15) Sundry tax lawsuits
State Governments Of Sao Paulo Tax Lawsuits [Member] | Sundry Tax Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 1,600	1,562
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	26,469	26,216
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	10,036	9,711
Civil Lawsuits [Member] | Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 375	340
Description of civil lawsuits	1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.
Civil Lawsuits [Member] | Civil Lawsuits Alagoas [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 9,241	8,971
Description of civil lawsuits	2) Civil lawsuits - Alagoas (Note 23.1)
Civil Lawsuits [Member] | Sundry Civil Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 420	400
Description of civil lawsuits	3) Sundry civil lawsuits
Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 770	824
Social Security Lawsuits [Member] | Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 605	668
Description of social security lawsuits	1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 656 lawsuits filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, 90% of the supplementation and objection to legality of Withdrawal of Sponsorship.
Social Security Lawsuits [Member] | Sundry Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 165	156
Description of social security lawsuits	2) Sundry social security lawsuits
Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 790	689
Environmental Lawsuits [Member] | Public Interest Civil Action [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 253	225
Description of environmental lawsuits	1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages. After Braskem filed its defense in December 2020, there were no changes, and the lawsuit remains awaiting expert evidence.
Environmental Lawsuits [Member] | Public Interest Civil Action 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 437	397
Description of environmental lawsuits	2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered staying the case, in order for the parties to attempt a settlement.
Environmental Lawsuits [Member] | Sundry Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 100	67
Description of environmental lawsuits	3) Sundry environmental lawsuits
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 423	424
Other Lawsuits [Member] | Polialden Petroquimica S A [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 307	287
Description of other lawsuits	The Company has a collection suit in the liquidation phase of a judgment resulting from a lawsuit filed in 1988. Polialden Petroquímica S.A. ("Polialden"), merged by Braskem, was ordered to pay the distribution of remaining profits to the plaintiffs (preferred shareholders) who were non-controlling shareholders. The lawsuit is pending the start of the accounting examination for the determination of the amounts owed. The Management, based on its evaluation and that of external legal advisors, has recorded a provision on December 31, 2024 of R$ 25 (2023: R$ 23). The amount considered as a possible loss is R$ 307 (2023: R$ 287), so that the total amount involved in the lawsuit is R$ 332 (2023: R$ 310).
Other Lawsuits [Member] | Sundry Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 116	R$ 137
Description of other lawsuits	2) Sundry other lawsuits